INVESTMENT IN MILLBURN MULTI-MARKETS TRADING L.P. (Details Narrative) - USD ($)		Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Capital withdrawal payable to General Partner			$ 400,000
Millburn Multi Markets Fund L P [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund		33.60%	35.47%
Millburn Multi Markets Trading L P [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund		89.14%	90.61%
Capital withdrawals payable		$ 33,278,277	$ 67,862,636
Capital withdrawal payable to General Partner		4,993,975	3,734,700
Limited partner redemption		25,000	200,000
Millburn Multi Markets Trading L P [Member] | Direct Investor [Member]
Schedule of Equity Method Investments [Line Items]
Capital withdrawals payable	[1]	$ 5,018,975	$ 3,934,700

[1]	Includes profit share to the General Partner of $4,993,975 and a limited partner redemption of $25,000, totaling $5,018,975 at December 31, 2018. Includes profit share to the General Partner of $3,734,700 and a limited partner redemption of $200,000, totaling $3,934,700 at December 31, 2017.